Segmented Information - Segmented Revenue by Geographical Location of Customer (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Segmented Information
Geographical revenue	$ 651,000	$ 572,931	$ 486,014
United States
Segmented Information
Geographical revenue	439,103	382,176	307,102
Europe, Middle-East and Africa
Segmented Information
Geographical revenue	153,004	137,164	126,942
Canada
Segmented Information
Geographical revenue	39,254	35,422	34,547
Asia Pacific
Segmented Information
Geographical revenue	$ 19,639	$ 18,169	$ 17,423